INVESTMENTS IN EQUITY INVESTEES	6 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
NOTE 4 - INVESTMENTS IN EQUITY INVESTEES

In August 2018, the Company agreed and transferred 100% of their equity interest in Beijing Hollysys Intelligent Technologies Co., Ltd. (“Beijing Intelligent”), a wholly owned subsidiary, to Ningbo Hollysys Intelligent Technology Company Limited (“Ningbo Hollysys”), a newly established holding entity set up by the Company and a third party which had no operations. In return, the Company would receive a 40% equity interest in Ningbo Hollysys. Upon the transfer of the equity interest, the Company loss control of Beijing Intelligent and therefore, deconsolidated the subsidiary. The Company measured the fair value of its 40% equity interest in Ningbo Hollysys to be $4,378 and recognized a gain on deconsolidation of Beijing Intelligent of $4,748 which was included in “Other income, net” for the six months ended December 31, 2018. The Company used an external valuation firm to assist in determining the fair value of the consideration received and the retained equity interest in Beijing Intelligent, which was measured using a discounted cash flow approach. Key estimates and assumptions included the amount and timing of future expected cash flows, terminal value growth rates and discount rate. Ningbo Hollysys established a five-member board of directors and the Company appointed two representatives. As the Company has the right to appoint two representatives of Ningbo Hollysys’ five-member board of directors, the Company has significant influence and uses the equity method to accounts for its investment in Ningbo Hollysys.

In August 2017, the Company acquired 25% of equity interest in Beijing EMCC Technology Co., Ltd (“EMCC”), a third party, with a total consideration of $7,188 ($4,062 in cash and $3,126 in intangible assets). The Company accounted the consideration given in the form of the intangible assets at fair value based on valuation by external valuation firm with a partial gain of $2,345 recognized. The fair value of the intangible assets given was measured using a discounted cash flow approach. Key estimates and assumptions include the amount and timing of future expected cash flows, terminal value growth rates, and discount rate. According to the revised article of association, EMCC will be managed by a board of directors comprising of a total 7 members, of which, the Company can appoint two directors. All major management and operation decisions should be approved by the majority of the directors. The Company believed it has significant influence over EMCC, and therefore accounted for the investment in EMCC under equity method.